Risk information - Assets and liabilities in foreign currencies (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Risk information
Assets	kr 335,399	kr 317,296
Liabilities	315,335	298,214
Currency risk
Risk information
Assets	335,399	317,296
Liabilities	315,335	298,214
Currency risk | Foreign currencies
Risk information
Assets	194,607	204,840
Liabilities	kr 195,176	kr 205,117